Statutory Prospectus and Statement of Additional Information Supplement dated August 28, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus and Statement of Additional Information for the Funds listed below:
Invesco Conservative Income Fund – Institutional Class
Invesco Premier U.S. Government Money Portfolio – Institutional Class
Invesco Government & Agency Portfolio
Invesco STIC Prime Portfolio
Invesco Liquid Assets Portfolio
Invesco Tax-Free Cash Reserve Portfolio
Invesco Premier Portfolio – Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class
Invesco Treasury Obligations Portfolio
Invesco Premier Tax-Exempt Portfolio – Institutional Class
Invesco Treasury Portfolio
This supplement amends the Statutory Prospectus and Statement of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following, or substantially similar, information is added after “Market Risk” in the Statutory Prospectus and after “Natural Disaster/Pandemic Risk” in the Statement of Additional Information for each Fund:
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
GBL-MM-STATSAI-SUP-1
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